Credits to Eligible Customers From Settlement - Additional Information (Detail) $ in Thousands	12 Months Ended
Apr. 30, 2016 USD ($)
Loss Contingencies [Line Items]
Redemptions receivable from Apple	$ 53,809
Apple Inc [Member] | Antitrust Lawsuit on Price of Digital Books
Loss Contingencies [Line Items]
Credit settlement amount	95,707
Redemptions receivable from Apple	53,809
Customer redemptions liability	$ 53,809